CONSOLIDATED STATEMENT OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales revenues
Total sales revenues	¥ 50,684,952	¥ 48,036,704	¥ 45,095,325
Costs and expenses
Selling, general and administrative	4,697,524	4,782,452	4,015,383
Total costs and expenses	46,918,736	43,241,118	39,742,390
Operating income	3,766,216	4,795,586	5,352,934
Share of profit (loss) of investments accounted for using the equity method	552,742	591,219	763,137
Other finance income	594,243	556,700	747,236
Other finance costs	(86,746)	(190,711)	(103,709)
Foreign exchange gain (loss), net	400,780	705,292	187,568
Other income (loss), net	(74,239)	(43,497)	17,918
Income before income taxes	5,152,996	6,414,590	6,965,085
Income tax expense	1,167,234	1,624,835	1,893,665
Net income	3,985,761	4,789,755	5,071,421
Net income attributable to
Toyota Motor Corporation	3,848,098	4,765,086	4,944,933
Non-controlling interests	137,664	24,670	126,488
Net income	¥ 3,985,761	¥ 4,789,755	¥ 5,071,421
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 295.25	¥ 359.56	¥ 365.94
Diluted	¥ 295.25	¥ 359.56	¥ 365.94
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 45,865,949	¥ 43,598,877	¥ 41,648,130
Costs and expenses
Cost of goods and services sold	39,141,418	35,510,157	33,600,612
Financial services [Member]
Sales revenues
Total sales revenues	4,819,003	4,437,827	3,447,195
Costs and expenses
Cost of goods and services sold	¥ 3,079,794	¥ 2,948,509	¥ 2,126,395